SEGMENT INFORMATION (Tables)	9 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Summary of segment information
	Nine Months Ended September 30,
	2026	2025
Revenues from external customers	$37,315	$42,415
Less:
Cost of revenues	39,442	31,575
Research and development expenses	40,747	40,354
Sales and marketing expenses	6,258	4,183
General and administrative expenses	16,678	13,109
Financial income, net	(1,597)	(385)
Taxes on income	108	119

Segment loss	$64,321	$46,540

Other segment disclosures:
Depreciation and amortization expenses	$3,914	$4,076
Share-based compensation expenses	$11,022	$11,850
Interest income	$1,555	$2,625
Expenditures for segment assets	$3,885	$3,210

	September 30,	December 31,
	2026	2025
Assets:
Segment assets	$123,109	$138,452

Summary of revenues by geographic areas
	Nine Months Ended September 30,
	2026	2025

Europe, Middle East and Africa (*)	$27,739	$37,203
North America (**)	4,900	3,730
Israel	4,511	1,399
Asia Pacific	165	83

	$37,315	$42,415

(*)	Includes revenues from Germany in the amount of $27,612 and $37,203 for the nine months ended September 30, 2026 and 2025, respectively.

(**)	Includes revenues from United States in the amount of $4,900 and $3,712 for the nine months ended September 30, 2026 and 2025, respectively.